UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

FORM N-CSR

Item 1.	Reports to Stockholders.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
27	Notes to Financial Statements
37	Information About the Review and Approval of the Fund’s Investment Advisory Agreement
45	Officers and Directors
FOR MORE INFORMATION
Back Cover

Dreyfus
Strategic Municipal Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Municipal Bond Fund, Inc., covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors —especially individual investors — perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by James Welch, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Dreyfus Strategic Municipal Bond Fund achieved a total return of 6.82% on a net-asset-value basis.1 Over the same period, the fund provided aggregate income dividends of $0.270 per share,which reflects a distribution rate of 6.71%.2

Municipal bonds generally rallied over the reporting period amid an economic recovery and robust demand for a limited supply of securities.The fund’s performance was driven primarily by the success of our security selection strategy, which offset shortfalls stemming from a higher-quality investment posture during a rally dominated by lower-rated securities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent believed by Dreyfus to be consistent with the preservation of capital. In pursuing this goal, the fund invests at least 80% of its assets in municipal bonds. Under normal market conditions, the weighted average maturity of the fund’s portfolio is expected to exceed 10 years. Under normal market conditions, the fund invests at least 80% of its net assets in municipal bonds considered investment grade or the unrated equivalent as determined by Dreyfus.

The fund also has issued auction-rate preferred stock (ARPS), which remains outstanding, and has invested the proceeds in a manner consistent with its investment objective.This has the effect of “leveraging” the portfolio, which can increase the fund’s performance potential as well as, depending on market conditions, enhance net asset value losses during times of higher market risk.

Over time,many of the fund’s older,higher yielding bonds have matured or were redeemed by their issuers.We have attempted to replace those bonds with investments consistent with the fund’s investment policies. We have also sought to upgrade the fund with newly issued bonds that,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in our opinion, have better structural or income characteristics than existing holdings.When such opportunities arise, we usually look to sell bonds that are close to their optimal redemption date or maturity.

Recovering Economy Lifted Municipal Bonds

An improving U.S. economy bolstered confidence among consumers, businesses and investors during the reporting period. However, unemployment has remained stubbornly high, and the pace of the economic recovery so far has been slower than historical averages. In addition, most states have continued to struggle with declining tax revenues and intensifying demand for services. In light of these challenges, the Federal Reserve Board left short-term interest rates unchanged throughout the reporting period in a historically low range between 0% and 0.25%.

In this environment, the municipal bond market was influenced by improving investor sentiment. In addition, issuance of new tax-exempt bonds moderated significantly due to the federally subsidized Build America Bonds program, part of the stimulus package that shifted a substantial portion of new issuance to the taxable bond market. Meanwhile, demand for municipal bonds intensified as individual and institutional investors sought alternatives to low yielding money market funds. Consequently,longer-term municipal bond yields trended downward,on average, over the reporting period. For much of the reporting period, performance was stronger among lower-rated municipal bonds that had been punished severely during the downturn, while bonds backed by general tax revenues generally lagged market averages.

Security Selection Strategy Supported Fund Returns

The fund benefited over the reporting period from its holdings of lower-rated bonds, where the market rally was particularly pronounced. However, as the rally aged, valuations of lower-rated bonds climbed to less attractive levels.We sold or trimmed the fund’s holdings of municipal bonds rated BBB and lower, and we increased its exposure to A-rated bonds backed by revenues from hospitals, airports, transportation resources and other facilities deemed fundamentally sound by our credit analysts. While we believe that this higher-quality investment posture positions the fund well for the future, it dampened the fund’s relative performance to a degree during the reporting period’s lower-quality rally.

The fund also received positive contributions to performance from its leveraging strategy, which benefited from historically low interest rates. During the reporting period, we reduced issuance of auction-rate securities in favor of tender option bonds that, in our judgment, have better liquidity characteristics in today’s marketplace.

Supply-and-Demand Factors May Remain Favorable

We remain optimistic regarding the long-term prospects of municipal bonds. Demand seems likely to remain robust as investors grow increasingly concerned about potential increases in state and federal income taxes. In addition, the Build America Bonds program may be extended beyond its current expiration date at the end of this year, which could keep the supply of new tax-exempt bonds relatively low. Consequently, we have retained our focus on higher-quality bonds. Of course, we are prepared to adjust our strategies as market conditions change.

June 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.
The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.
1	Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT)
for certain investors. Capital gains, if any, are fully taxable. Return figure provided reflects the absorption of certain expenses by The Dreyfus Corporation pursuant to an undertaking in effect through November 30, 2010. Had these expenses not been absorbed, the fund’s return would have been lower.
2	Distribution rate per share is based upon dividends per share paid from net investment income during the period, annualized, divided by the market price per share at the end of the period, adjusted for any capital gain distributions.

The Fund 5

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—147.3%	Rate (%)	Date	Amount ($)		Value ($)
Alaska—1.0%
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,975,000		3,979,213
Arizona—7.3%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River Project
Electric System Revenue)	5.00	1/1/38	13,200,000	[a,b]	13,779,546
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000		6,492,483
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,701,880
Pima County Industrial Development
Authority, IDR (Tucson Electric
Power Company Project)	5.75	9/1/29	5,000,000		5,119,600
Arkansas—.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	1,915,000		2,005,752
California—19.3%
Barclays Capital Municipal Trust
Receipts (California
Infrastructure and Economic
Bank, Revenue (Sanford
Consortium Project))	5.00	5/15/40	5,070,000	[a,b]	5,234,648
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000	[c]	2,817,600
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,316,672
California,
GO (Various Purpose)	5.00	11/1/32	2,600,000		2,558,582
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,664,750

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000	5,482,150
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	2,950,000	2,951,623
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,386,000
California Enterprise Development
Authority, Sewage Facilities
Revenue (Anheuser-Busch Project)	5.30	9/1/47	1,000,000	983,940
California Housing Finance Agency,
Home Mortgage Revenue	5.05	8/1/27	2,500,000	2,338,875
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc. Project)	5.13	11/1/23	1,500,000	1,506,000
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	10,535,000	8,386,176
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000	3,008,680
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000 [c]	2,479,604
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000	4,360,520
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,669,325
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/29	4,000,000	4,259,640
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts
Numbers 2,3 and 4)	5.13	8/1/38	5,000,000	5,194,100

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000	[c]	1,522,272
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.88	1/1/29	2,000,000		2,200,060
Colorado—.3%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,230,000		1,306,518
Connecticut—3.5%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000		9,075,330
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000		4,987,393
District of Columbia—1.4%
District of Columbia Tobacco
Settlement Financing
Corporation, Tobacco
Settlement Asset-Backed Bonds	0.00	6/15/46 104,040,000		[c]	3,717,349
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	1,700,000		1,686,927
Florida—4.2%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	2,875,000		2,915,796

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Miami-Dade County,
Water and Sewer
System Revenue	5.00	10/1/34	3,000,000	3,105,180
Orange County Health
Facilities Authority,
Revenue (Adventist Health
System) (Prerefunded)	6.25	11/15/12	3,000,000 [d]	3,355,050
Orange County School
Board, COP (Master Lease
Purchase Agreement)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/1/34	4,500,000	4,820,940
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000	2,592,125
Georgia—4.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000	5,318,661
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,750,000	3,934,575
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,292,400
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,990,000	2,002,258
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,694,911
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.25	7/1/28	3,650,000	3,860,824
Idaho—.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	220,000	220,293

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois—.8%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	1,120,000	1,177,064
Illinois Finance Authority,
Revenue (Sherman
Health Systems)	5.50	8/1/37	2,020,000	1,857,430
Iowa—.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000	1,684,800
Kentucky—.3%
Louisville/Jefferson County
Metro Government, Health
Facilities Revenue (Jewish
Hospital and Saint Mary’s
HealthCare, Inc. Project)	6.13	2/1/37	1,000,000	1,044,330
Louisiana—2.3%
Lakeshore Villages Master
Community Development District,
Special Assessment Revenue	5.25	7/1/17	1,987,000	1,205,215
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000	4,138,680
West Feliciana Parish,
PCR (Entergy Gulf States Project)	7.00	11/1/15	1,270,000	1,273,886
West Feliciana Parish,
PCR (Entergy Gulf States Project)	6.60	9/1/28	2,545,000	2,547,596
Maryland—1.6%
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.75	6/1/35	1,000,000	1,024,450
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000	1,780,461

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Maryland (continued)
Maryland Industrial Development
Financing Authority, EDR
(Medical Waste Associates
Limited Partnership Facility)	8.75	11/15/10	3,710,000		3,413,200
Massachusetts—7.5%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities Authority,
Revenue (Massachusetts Institute
of Technology Issue))	5.00	7/1/38	10,200,000	[a,b]	10,820,823
Massachusetts Health and
Educational Facilities Authority,
Revenue (Civic Investments
Issue) (Prerefunded)	9.00	12/15/12	1,700,000	[d]	2,002,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000		117,729
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Suffolk University Issue)	6.25	7/1/30	5,000,000		5,425,250
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000		5,608,800
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	6,000,000		6,045,900
Michigan—6.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000		4,229,645
Kent Hospital Finance Authority,
Revenue (Metropolitan
Hospital Project)	6.00	7/1/35	2,000,000		1,828,620
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,420,000		6,758,507

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital
Obligated Group)	8.00	9/1/29	5,000,000	5,989,150
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	8,260,000	7,293,250
Mississippi—1.1%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	4,271,033
Missouri—1.4%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue
(BJC Health System)	5.25	5/15/32	5,525,000	5,612,627
Nevada—2.6%
Clark County,
IDR (Nevada Power
Company Project)	5.60	10/1/30	5,500,000	5,193,705
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	5,041,500
New Hampshire—3.6%
New Hampshire Business
Finance Authority, PCR
(Public Service Company
of New Hampshire Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	5/1/21	2,690,000	2,719,052
New Hampshire Business
Finance Authority, PCR
(Public Service Company
of New Hampshire Project)
(Insured; National Public
Finance Guarantee Corp.)	6.00	5/1/21	6,000,000	6,064,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Hampshire (continued)
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000		5,408,046
New Jersey—5.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000		5,552,500
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey—American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,094,410
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	250,000		205,623
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/13	10,095,000	[d]	11,866,471
New Mexico—1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000	[e]	5,037,550
New York—7.6%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000	[a,b]	11,069,900
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,491,070
Metropolitan Transportation
Authority, Transportation Revenue	6.25	11/15/23	8,425,000		9,965,764
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000		5,114,350

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000		772,670
North Carolina—3.1%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health System)	5.00	6/1/42	10,000,000	[a,b]	10,237,400
North Carolina Housing
Finance Agency, Home
Ownership Revenue	5.88	7/1/31	2,220,000		2,221,554
Ohio—1.6%
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,510,422
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	[b]	1,848,772
Oregon—.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue
(Pelton Round Butte Project)	6.38	11/1/33	1,500,000		1,519,080
Pennsylvania—.9%
Pennsylvania Turnpike
Commission, Turnpike
Subordinate Revenue	5.25	6/1/39	3,545,000		3,716,046
Rhode Island—1.5%
Rhode Island Health and
Educational Building Corporation,
Hospital Financing Revenue
(Lifespan Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,799,900

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
South Carolina—1.8%
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	7,000,000		7,129,990
Tennessee—4.5%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	2,000,000	[d]	2,269,000
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance) (Prerefunded)	7.50	7/1/12	4,875,000	[d]	5,530,688
Memphis Center City Revenue
Finance Corporation, Sports Facility
Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	6,000,000	[f]	2,789,100
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		2,845,150
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue
(The Vanderbilt University)	5.50	10/1/34	3,000,000		3,346,500
Tennessee Housing Development
Agency, Homeownership
Program Revenue	6.00	1/1/28	1,180,000		1,182,985
Texas—25.5%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	10,000,000	[a,b]	10,625,050

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000	[a,b,e]	14,059,552
Brazos River Authority,
PCR (TXU Electric
Company Project)	8.25	5/1/33	1,750,000	[b]	1,088,185
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	3,000,000		3,000,960
Harris County Health Facilities
Development Corporation,
HR (Memorial Hermann
Healthcare System)	7.25	12/1/35	9,290,000		10,531,330
Harris County Hospital District,
Senior Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	2/15/42	5,000,000		4,886,300
Harris County-Houston Sports
Authority, Third Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	11/15/31	9,685,000	[c]	2,193,556
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,749,050
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and
Power Company Project)
(Insured; AMBAC)	5.13	11/1/28	4,295,000		4,187,367
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000		15,836,109
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000		6,965,808

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Sabine River Authority, PCR
(TXU Electric Company Project)	6.45	6/1/21	4,900,000		2,918,636
Texas
(Veterans’ Land)	6.00	12/1/30	3,935,000		3,953,101
Texas Department of Housing
and Community Affairs, Home
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	12.72	7/2/24	800,000	[g]	926,816
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue (Collateralized:
FHLMC, FNMA and GNMA)	5.35	7/1/33	4,710,000		4,751,872
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000		5,385,696
Tomball Hospital Authority,
Revenue (Tomball
Regional Hospital)	6.00	7/1/25	4,650,000		4,590,712
Virginia—6.6%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	10.95	8/23/27	7,350,000	[g]	8,459,924
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,250,000		5,692,943
Virginia Housing Development
Authority, Rental Housing Revenue	6.20	8/1/24	8,520,000		8,541,982
Washington County Industrial
Development Authority, HR
(Mountain States Health Alliance)	7.75	7/1/38	3,000,000		3,437,130
Washington—1.6%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	6,000,000		6,506,100

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
West Virginia—2.0%
The County Commission of
Harrison County, SWDR
(Allegheny Energy
Supply Company, LLC
Harrison Station Project)	5.50	10/15/37	7,920,000	7,754,947
Wisconsin—6.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	6,455,000	6,889,680
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement Asset-Backed
Bonds (Prerefunded)	7.00	6/1/12	14,570,000 [d]	16,344,917
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,092,240
U.S. Related—5.9%
Government of Guam,
GO	7.00	11/15/39	1,500,000	1,612,335
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000	1,548,330
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000	3,713,640
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	2,000,000	2,024,920
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000	2,596,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000	10,850,400
Virgin Islands Public Finance
Authority, Revenue (Virgin Islands
Matching Fund Loan Notes)
(Senior Lien/Capital Projects)	5.00	10/1/39	1,250,000	1,250,837
Total Long-Term Municipal Investments
(cost $579,197,532)				585,947,990

Short-Term Municipal	Coupon	Maturity	Principal
Investment—1.3%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)
(cost $5,000,000)	1.15	6/1/10	5,000,000 [h]	5,000,000

Total Investments (cost $584,197,532)			148.6%	590,947,990
Liabilities, Less Cash and Receivables			(5.9%)	(23,560,262)
Preferred Stock, at redemption value			(42.7%)	(169,800,000)
Net Assets Applicable to Common Shareholders			100.0%	397,587,728

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $78,763,876 or 19.8% of net assets applicable to Common Shareholders.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Purchased on a delayed delivery basis.
f Non-income producing—security in default.
g Inverse floater security—the interest rate is subject to change periodically.
h Variable rate demand note—rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	26.8
AA		Aa		AA	19.7
A		A		A	23.5
BBB		Baa		BBB	17.9
BB		Ba		BB	4.4
B		B		B	2.3
F1		MIG1/P1		SP1/A1	.9
Not Rated[i]		Not Rated[i]		Not Rated[i]	4.5
					100.0

†	Based on total investments.
i	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	584,197,532	590,947,990
Cash		15,946,496
Interest receivable		9,270,535
Prepaid expenses		3,444
		616,168,465
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		317,491
Payable for floating rate notes issued—Note 3		35,815,000
Payable for investment securities purchased		12,290,377
Interest and expense payable related to
floating rate notes issued—Note 3		121,388
Commissions payable		24,130
Dividends payable to Preferred Shareholders		13,933
Accrued expenses		198,418
		48,780,737
Auction Preferred Stock, Series A, B and C, par value
$.001 per share (6,792 shares issued and outstanding
at $25,000 per share liquidation value)—Note 1		169,800,000
Net Assets applicable to Common Shareholders ($)		397,587,728
Composition of Net Assets ($):
Common Stock, par value, $.001 per share
(48,495,729 shares issued and outstanding)		48,496
Paid-in capital		435,916,679
Accumulated undistributed investment income—net		8,751,714
Accumulated net realized gain (loss) on investments		(53,879,619)
Accumulated net unrealized appreciation
(depreciation) on investments		6,750,458
Net Assets applicable to Common Shareholders ($)		397,587,728
Shares Outstanding
(110 million shares of $.001 par value Common Stock authorized)		48,495,729
Net Asset Value, per share of Common Stock ($)		8.20

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	16,671,888
Expenses:
Investment advisory fee—Note 2(a)	1,424,018
Administration fee—Note 2(a)	712,009
Commission fees—Note 1	154,416
Interest and expense related to
floating rate notes issued—Note 3	132,869
Professional fees	52,508
Shareholders’ reports	31,800
Directors’ fees and expenses—Note 2(b)	26,586
Shareholder servicing costs	10,809
Registration fees	6,816
Custodian fees—Note 2(a)	3,355
Miscellaneous	30,624
Total Expenses	2,585,810
Less—reduction in investment advisory fee
due to undertaking—Note 2(a)	(284,804)
Net Expenses	2,301,006
Investment Income—Net	14,370,882
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	(1,175,187)
Net unrealized appreciation (depreciation) on investments	13,376,674
Net Realized and Unrealized Gain (Loss) on Investments	12,201,487
Dividends to Preferred Shareholders	(347,532)
Net Increase in Net Assets Resulting from Operations	26,224,837

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations ($):
Investment income—net	14,370,882	30,805,161
Net realized gain (loss) on investments	(1,175,187)	(18,127,310)
Net unrealized appreciation
(depreciation) on investments	13,376,674	67,544,835
Dividends to Preferred Shareholders	(347,532)	(1,239,771)
Net Increase (Decrease) in Net Assets
Resulting from Operations	26,224,837	78,982,915
Dividends to Common Shareholders from ($):
Investment income—net	(13,093,851)	(22,405,028)
Total Increase (Decrease) in Net Assets	13,130,986	56,577,887
Net Assets ($):
Beginning of Period	384,456,742	327,878,855
End of Period	397,587,728	384,456,742
Undistributed investment income—net	8,751,714	7,822,215

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements, with respect to common stock and market price data for the fund’s common shares.

Six Months Ended
	May 31, 2010		Year Ended November 30,
	(Unaudited)	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	7.93	6.76	8.60	9.21	8.88	8.79
Investment Operations:
Investment income—net[a]	.30	.64	.63	.62	.64	.63
Net realized and unrealized
gain (loss) on investments	.25	1.02	(1.86)	(.59)	.34	.13
Dividends on Preferred Stock
from investment income—net	(.01)	(.03)	(.14)	(.14)	(.13)	(.08)
Total from
Investment Operations	.54	1.63	(1.37)	(.11)	.85	.68
Distributions to
Common Shareholders:
Dividends from
investment income—net	(.27)	(.46)	(.47)	(.50)	(.52)	(.59)
Net asset value, end of period	8.20	7.93	6.76	8.60	9.21	8.88
Market value, end of period	8.05	7.58	5.53	7.77	9.29	8.16
Total Return (%)[b]	9.84[c]	46.74	(24.12)	(1.17)	9.94	3.78

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
May 31, 2010			Year Ended November 30,
(Unaudited)		2009	2008	2007	2006	2005
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets
applicable to Common Stock[d]	1.33[e]	1.37	1.44	1.43	1.38	1.26
Ratio of net expenses
to average net assets
applicable to Common Stock[d]	1.18[e]	1.21	1.30	1.28	1.24	1.12
Ratio of interest and expense
related to floating rate notes
issued to average net assets
applicable to Common Stock[d]	.07[e]	.01	.12	.17	.12	.05
Ratio of net investment income
to average net assets
applicable to Common Stock[d]	7.38[e]	8.65	7.89	7.01	7.16	6.98
Ratio of total expenses
to total average net assets	.91[e]	.90	.98	1.00	.97	.88
Ratio of net expenses
to total average net assets	.81[e]	.80	.88	.90	.87	.78
Ratio of interest and expense
related to floating rate notes
issued to total average net assets	.05[e]	.01	.08	.12	.09	.04
Ratio of net investment income
to total average net assets	5.05[e]	5.68	5.34	4.90	5.01	4.88
Portfolio Turnover Rate	9.96[c]	31.59	53.01	55.89	57.12	44.20
Asset coverage of Preferred Stock,
end of period	334	307	276	324	339	330
Net Assets, net of Preferred Stock,
end of period ($ x 1,000)	397,588	384,457	327,879	417,177	444,599	428,466
Preferred Stock outstanding,
end of period ($ x 1,000)	169,800	186,000	186,000	186,000	186,000	186,000

a	Based on average common shares outstanding at each month end.
b	Calculated based on market value.
c	Not annulized.
d	Does not reflect the effect of dividends to Preferred Shareholders.
e	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified closed-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. BNY Mellon Investment Servicing (US) Inc., a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s transfer agent, dividend-paying agent, registrar and plan agent.The fund’s Common Stock trades on the NewYork Stock Exchange (the“NYSE”) under the ticker symbol DSM.

The fund has outstanding 2,264 shares of Series A, Series B and Series C for a total of 6,792 shares of Auction Preferred Stock (“APS”), with a liquidation preference of $25,000 per share (plus an amount equal to accumulated but unpaid dividends upon liquidation). APS dividend rates are determined pursuant to periodic auctions or by reference to a market rate. Deutsche Bank Trust Company America, as Auction Agent, receives a fee from the fund for its services in connection with such auctions. The fund also compensates broker-dealers generally at an annual rate of .15%-.25% of the purchase price of the shares of APS.

The fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.Thus, redemptions of APS may be deemed to be outside of the control of the fund.

The holders of the APS, voting as a separate class, have the right to elect at least two directors.The holders of the APS will vote as a separate class on certain other matters, as required by law. The fund has designated Robin A. Melvin and John E. Zuccotti as directors to be elected by the holders of APS.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

On November 9, 2009, the Board of Directors authorized the fund to redeem up to 25% of the fund’s APS, subject to market, regulatory and other conditions and factors, over a period of up to approximately twelve months.

During the period ended May 31, 2010, the fund announced the following redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
A	68	1,700,000	March 9, 2010
B	68	1,700,000	March 11, 2010
C	68	1,700,000	March 8, 2010
A	88	2,200,000	March 30, 2010
B	88	2,200,000	April 1, 2010
C	88	2,200,000	March 29, 2010
A	60	1,500,000	April 27, 2010
B	60	1,500,000	April 29, 2010
C	60	1,500,000	April 26, 2010
Total	648	16,200,000

On May 18, 2010, the fund announced the following additional redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
A	160	4,000,000	June 8, 2010
B	160	4,000,000	June 10, 2010
C	160	4,000,000	June 7, 2010
Total	480	12,000,000

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accor-

dance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in municipal debt securities are valued on the last business day of each week and month by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal securities and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on the last business day of each week and month.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	590,947,990	—	590,947,990

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

(c) Dividends to shareholders of Common Stock (“Common Shareholder(s)”): Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carry-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

overs, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

For Common Shareholders who elect to receive their distributions in additional shares of the fund, in lieu of cash, such distributions will be reinvested at the lower of the market price or net asset value per share (but not less than 95% of the market price) based on the record date’s respective prices. If the net asset value per share on the record date is lower than the market price per share, shares will be issued by the fund at the record date’s net asset value on the payable date of the distribution. If net asset value per share is less than 95% of the market value, shares will be issued by the fund at 95% of the market value. If the market price is lower than the net asset value per share on the record date, BNY Mellon Investment Servicing (US) Inc. will purchase fund shares in the open market commencing on the payable date and reinvest those shares accordingly. As a result of purchasing fund shares in the open market, fund shares outstanding will not be affected by this form of reinvestment.

On May 27, 2010, the Board of Directors declared a cash dividend of $.045 per share from investment income-net, payable on June 30, 2010 to Common Shareholders of record as of the close of business on June 11, 2010.

(d) Dividends to Shareholders of APS: Dividends, which are cumulative, are generally reset every 7 days for each Series of APS pursuant to a process specified in related fund charter documents. Dividend rates as of May 31, 2010, for each Series of APS were as follows: Series A -0.457%, Series B-0.427% and Series C-0.457%.These rates reflect the “maximum rates” under the governing instruments as a result of “failed auctions” in which sufficient clearing bids are not received.The average dividend rates for the period ended May 31, 2010 for each Series of APS were as follows: Series A-0.387%, Series B-0.382% and Series C-0.390%.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $52,897,603 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2009. If not applied, $9,253,314 of the carryover expires in fiscal 2010, $5,474,907 expires in fiscal 2011, $10,957,023 expires in fiscal 2012, $1,427,978 expires in fiscal 2015, $5,522,686 expires in fiscal 2016 and $20,261,695 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: tax exempt income $23,539,431 and ordinary income $105,368.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) The fee payable by the fund, pursuant to the provisions of an Investment Advisory Agreement with Dreyfus, is payable monthly based on an annual rate of .50% of the value of the fund’s average

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

weekly net assets (including net assets representing auction preferred stock outstanding). The fund also has an Administration Agreement with Dreyfus, a Custody Agreement with the Custodian and a Transfer Agency and Registrar Agreement with BNY Mellon Investment Servicing (US) Inc.The fund pays in the aggregate for administration, custody and transfer agency services a monthly fee based on an annual rate of .25% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). Out-of pocket transfer agency and custody expenses, including custody transaction expenses, are paid separately by the fund.

Dreyfus has agreed from December 1, 2009 through November 30, 2010, to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .10% of the value of the fund’s average weekly net assets (including net assets representing auction preferred stock outstanding). The reduction in investment advisory fee, pursuant to the undertaking, amounted to $284,804 during the period ended May 31, 2010.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $3,355 for out-of-pocket and custody transaction expenses, pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $361,015, custodian fees $955 and chief compliance officer fees $3,656, which are offset against an expense reimbursement currently in effect in the amount of $48,135.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2010, amounted to $56,097,465 and $96,637,214, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010. These disclosures did not impact the notes to the financial statements.

Inverse Floater Securities: The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

The average amount of borrowings outstanding under the inverse floater structure during the period ended May 31, 2010, was approximately $18,502,500, with a related weighted average annualized interest rate of 1.44%.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2010, accumulated net unrealized appreciation on investments was $6,750,458, consisting of $33,808,830 gross unrealized appreciation and $27,058,372 gross unrealized depreciation.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4—Subsequent Events Evaluation:

On July 9, 2010, the fund announced the following redemptions of APS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date.

	Shares	Amount	Redemption
Series	Redeemed	Redeemed ($)	Date
A	33	825,000	July 27, 2010
B	33	825,000	July 29, 2010
C	33	825,000	July 26, 2010
Total	99	2,475,000

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a Meeting of the fund’s Board of Directors held on April 26, 2010, the Board considered the re-approval of the fund’s Investment Advisory Agreement through November 30, 2010, pursuant to which the Manager provides the fund with investment advisory services, and the fund’s separate Administration Agreement, pursuant to which the Manager provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and representatives of the Manager confirmed that there had been no material changes in the information. The Board also discussed the nature, extent, and quality of the services provided to the fund pursuant to the fund’s Management Agreement. The Manager’s representatives noted the fund’s closed-end structure, the relationships the Manager has with various intermediaries, the different needs of each intermediary, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to fund shareholders.The Board noted the fund’s asset size and considered that a closed-end fund is not subject to the inflows and outflows of assets as an open-end fund would be that would increase or decrease its asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting, and compliance infrastructure.

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and expense ratio with a group of comparable “leveraged” funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in the fund’s reports were comparisons of contractual and actual management fee rates and total operating expenses.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance on an net asset value and market price basis and comparisons of total return performance, all for various periods ended March 31, 2010, and yield performance for one-year periods ended March 31, 2010, for the fund to the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also were selected by Lipper.The Manager previously had furnished the Board with a description of the methodology Lipper used to select the fund’s Expense Group and Expense Universe, and Performance Group and Performance Universe.The Manager also provided a comparison of the fund’s total return on a net asset value basis to the fund’s Lipper category average return.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of March 31, 2010.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual management fee (based on net assets attributable to common stock only) was higher than the Expense Group median and that the fund’s actual management fee (based on net assets attributable to common and leveraged shares and to common shares only) was higher than the respective Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio (also based on net assets attributable to common and leveraged shares and to common shares only) was lower than the Expense Group and Expense Universe medians.The Board noted the undertaking in effect by the Manager over the past year to waive receipt of 0.10% of the fund’s management fee and the Manager’s commitment to continue such waiver through November 30, 2010.

With respect to the fund’s performance on a net asset value basis, the Board noted that the fund’s total return performance was variously at, higher, and lower than the Performance Group and Performance Universe medians for each reported time period up to 10 years. On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were higher than the Performance Group median for 8 of the 10 annual periods, and higher than the Performance Universe median for 9 of the 10 annual periods.

With respect to the fund’s performance on a market price basis, the Board noted that the fund also achieved total return results variously at, higher and lower than the Performance Group and Performance Universe medians for each reported time period up to 10 years. On a yield performance basis, the Board noted that the fund’s 1-year yields for the past 10 annual periods were at or higher than the Performance Group and Performance Universe medians for 9 of the 10 reported annual periods.

The Board received a presentation from the fund’s portfolio manager on the fund’s investment decision-making process and strategy over the past year, and the material factors that affected the fund’s relative total return performance on a net asset value basis over the past year. The Board noted the portfolio manager’s long-term track record in managing municipal bond funds generally, including closed-end funds, the fund’s generally strong yield performance results, and the fund’s median or above-median market-price total return results in the Performance Group for 4 of the 6 reported time periods.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by investment companies managed by the Manager or its affiliates that were reported in the same Lipper category as the fund (the “Similar Funds”). It was noted that each Similar Fund also was a closed-end fund, for which similar services to be provided by the Manager are required.The Board members analyzed differences in fees paid to the Manager and discussed the relationship of the management fees in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Manager’s representatives noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager for the fund and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board also considered the Manager’s brokerage policies and practices and the standards applied in seeking best execution.The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s waiver of receipt of a portion of the management fee over the past year and its effect on profitability.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board reached the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.

  The Board noted the fund’s generally strong yield performance, the generally competitive market price total return results in the Performance Group, the portfolio strategy that impacted the fund’s relative total return performance on a net asset value basis over the past year, and the portfolio manager’s long-term track record in man- aging municipal bond funds generally, including closed-end funds.

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative per- formance and expense and management fee information, including the Manager’s undertaking to waive receipt of 0.10% of the fund’s management fee through November 30, 2010, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement through November 30, 2010 was in the best interests of the fund and its shareholders.

The Fund 43

NOTES

OFFICERS AND DIRECTORS

Dreyfus Strategic Municipal Bond Fund, Inc.

200 Park Avenue
New York, NY 10166

Directors

Joseph S. DiMartino
David W. Burke
William Hodding Carter, III
Gordon J. Davis
Joni Evans
Arnold S. Hiatt †
Ehud Houminer
Richard C. Leone
Hans C. Mautner
Robin A. Melvin ††
Burton N. Wallack
John E. Zuccotti ††

† Emeritus Board Member
†† Auction Preferred Stock Directors

Officers

President
  Bradley J. Skapyak
Executive Vice Presidents
  A. Paul Disdier
  Phillip N. Maisano
Vice President
  J. David Officer
Vice President and Secretary
  Michael A. Rosenberg
Vice President and Assistant Secretaries
  Keisha Astwood
  James Bitetto
  Joni Lacks Charatan
  Joseph M. Chioffi
  Kathleen DeNicholas
  Janette E. Farragher
  John B. Hammalian
  M. Cristina Meiser
  Robert R. Mullery
  Jeff Prusnofsky
Treasurer
  James Windels
Assistant Treasurers
  Richard Cassaro
  Gavin C. Reilly

Officers (continued)

Assistant Treasurers (continued)
  Robert Robol
  Robert Salviolo
  Robert Svagna
Chief Compliance Officer
  Joseph W. Connolly

Portfolio Managers

Stephen Harvey
James Welch

Investment Adviser and Administrator

The Dreyfus Corporation

Custodian

The Bank of New York Mellon

Counsel

Stroock & Stroock & Lavan LLP

Transfer Agent, Dividend-Paying Agent, Registrar and Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.
(Common Stock)
Deutsche Bank Trust Company America
(Auction Preferred Stock)

Auction Agent

Deutsche Bank Trust Company America
(Auction Preferred Stock)

Stock Exchange Listing

NYSE Symbol: DSM

Initial SEC Effective Date

11/22/89

The Net Asset Value appears in the following publications: Barron's, Closed-End Bond Funds section under the heading "Municipal Bond Funds" every Monday; Wall Street Journal, Mutual Funds section under the heading "Closed-End Funds" every Monday; New York Times, Business section under the heading "Closed-End Bond Funds—Municipal Bond Funds" every Monday.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the fund may purchase shares of its common stock in the open market when it can do so at prices below the then current net asset value per share.

The Fund 45

For More Information

Dreyfus Strategic Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Investment Adviser and Administrator

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent, Dividend-Paying Agent, Registrar and Disbursing Agent

BNY Mellon Investment Servicing (US) Inc.
(Common Stock)
PO Box 43027
Providence, RI 02940-3027

Ticker Symbol: DSM

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

0852SA0510

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)